Trade and Other Receivables - Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables
Trade receivables, net - current	€ 7,561	€ 6,182
Trade receivables, net - non-current	21	6
Trade receivables, net	7,582	6,188
Other receivables - current	346	180
Other receivables - non-current	108	112
Other receivables	454	293
Total trade and other receivables - current	7,908	6,362
Total trade and other receivables - non-current	129	118
Total	8,037	6,480
Contract assets	€ 234	€ 116